Note 20 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred Income Tax Expense (Benefit)	$ (210)	$ 0
State and Local Income Tax Expense (Benefit), Continuing Operations	200
Operating Loss Carryforwards	101,200	620,400
UNITED STATES
Capitalized Research and Development Expense	8,500
Non-US [Member]
Capitalized Research and Development Expense	700
State and Local Jurisdiction [Member]
Operating Loss Carryforwards	73,300	576,300
Unutilized Operating Loss Carryforwards	456,900
Domestic Tax Jurisdiction [Member]
Unutilized Operating Loss Carryforwards	467,200
Unutilized Income Tax Credits Carryfrowards	16,100
Research Tax Credit Carryforward [Member]
Tax Credit Carryforward, Amount	$ 300	16,500
Orphan Drug Tax Credit [Member]
Tax Credit Carryforward, Amount		$ 600